Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Share Options and Weighted Average Exercise Prices

13. Share-based payments (continued)

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2017	3,248,187	0.72
Granted	1,500,815	2.58
Forfeited	(7,500)	0.16
Exercised[1]	(30,000)	4.00
Outstanding at December 31, 2017	4,711,502	1.29
Granted	253,500	17.01
Forfeited	(143,438)	12.74
Exercised[2]	(415,312)	0.50
Outstanding at December 31, 2018	4,406,252	1.90
Granted	1,202,150	10.82
Forfeited	(48,625)	10.42
Lapsed	(8,750)	3.90
Exercised[3]	(252,187)	0.50
Outstanding at December 31, 2019[4]	5,298,840	3.91
Vested and exercisable at December 31, 2019	3,811,736	1.15
Vested and exercisable at December 31, 2018	3,847,305	0.68
Vested and exercisable at December 31, 2017	4,030,833	0.36

1. The weighted average share price at the date of exercise of these options was £10.43
2. The weighted average share price at the date of exercise of these options was £18.23
3. The weighted average share price at the date of exercise of these options was £7.65
4. The exercise price of outstanding share options ranges from £0.04 to £18.05

Summary of Principal Assumptions Used for Valuation of Share Options

The following principal assumptions were used in the valuation for the 2017 share options.

	Options granted on
	May 16, 2017	Sep 13, 2017	Sep 14, 2017	Sep 14, 2017	Sep 14, 2017
Vesting dates	Oct 28, 2017	Sep 13, 2018	Mar 06, 2018	Sep 14, 2018	Sep 14, 2018
	Oct 28, 2018	Sep 13, 2019	Mar 06, 2019	Sep 14, 2019	Sep 14, 2019
	Oct 28, 2019	Sep 13, 2020	Mar 06, 2020	Sep 14, 2020	Sep 14, 2020
	Oct 28, 2020	Sep 13, 2021	Mar 06, 2021	Sep 14, 2021	Sep 14, 2021
Volatility	66.56%	66.94%	66.97%	66.97%	66.97%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.12%	0.27%	0.36%	0.36%	0.36%
Fair value of option at grant date	£7.70	£6.15	£6.08	£6.08	£6.08
Fair value of share at grant date	£11.08	£10.43	£10.34	£10.34	£10.34
Exercise price at date of grant	£4.00	£5.40	£5.40	£5.40	£5.40
Lapse date	May 16, 2027	Sep 13, 2027	Sep 14, 2027	Sep 14, 2027	Sep 14, 2027
Expected option life (years)	2.63	2.30	2.30	2.30	2.30
Number of options granted	23,250	14,690	25,000	110,310	12,500

	Sep 14, 2017	Sep 15, 2017	Sep 15, 2017	Sep 27, 2017	Sep 27, 2017
Vesting dates	Sep 14, 2018	Sep 15, 2018	Sep 15, 2017	Mar 20, 2018	Sep 27, 2018
	Sep 14, 2019	Sep 15, 2019		Mar 20, 2019	Sep 27, 2019
	Sep 14, 2020	Sep 15, 2020		Mar 20, 2020	Sep 27, 2020
	Sep 14, 2021	Sep 15, 2021		Mar 20, 2021	Sep 27, 2021
Volatility	66.97%	67.02%	67.02%	67.11%	67.11%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.36%	0.44%	0.44%	0.47%	0.47%
Fair value of option at grant date	£3.90	£6.76	£10.11	£4.36	£4.36
Fair value of share at grant date	£10.34	£10.15	£10.15	£11.19	£11.19
Exercise price at date of grant	£10.80	£4.00	£0.04	£11.19	£11.19
Lapse date	Sep 14, 2027	Sep 15, 2027	Sep 15, 2027	Sep 27, 2027	Sep 27, 2027
Expected option life (years)	2.30	2.29	2.29	2.26	2.26
Number of options granted	25,000	45,750	1,028,533	37,500	178,282

The following principal assumptions were used in the valuation for 2018 share options.

	Options granted on
	Apr 11, 2018	Apr 11, 2018	May 8, 2018	Aug 14, 2018
Vesting dates	Apr 11, 2019	Apr 11, 2018	May 8, 2019	Aug 14, 2019
	Apr 11, 2020		May 8, 2020	Aug 14, 2020
	Apr 11, 2021		May 8, 2021	Aug 14, 2021
	Apr 11, 2022		May 8, 2022	Aug 14, 2022
Volatility	64.48%	60.06%	65.80%	68.14%
Dividend yield	0%	0%	0%	0%
Risk-free investment rate	1.04%	0.83%	1.02%	0.93%
Fair value of option at grant date	£8.97	£17.35	£8.63	£9.65
Fair value of share at grant date	£17.51	£17.51	£16.57	£18.05
Exercise price at date of grant	£17.51	£0.16	£16.57	£18.05
Lapse date	Apr 11, 2028	Apr 11, 2028	May 8, 2028	Aug 14, 2028
Expected option life (years)	4.50	2.00	4.50	4.50
Number of options granted	71,500	7,500	62,000	112,500

The following principal assumptions were used in the valuation for 2019 share options.

	Options granted on
	Mar 13, 2019	May 15, 2019	Sept 11, 2019
Vesting dates	Mar 13, 2020	May 15, 2020	Sept 11, 2020
	Mar 13, 2021	May 15, 2021	Sept 11, 2021
	Mar 13, 2022	May 15, 2022	Sept 11, 2022
	Mar 13, 2023	May 15, 2023	Sept 11, 2023
Volatility	69.05%	69.08%	70.14%
Dividend yield	0%	0%	0%
Risk-free investment rate	0.85%	0.77%	0.44%
Fair value of option at grant date	£5.46	£6.07	£4.22
Fair value of share at grant date	£10.13	£11.26	£7.79
Exercise price at date of grant	£10.13	£11.26	£7.79
Lapse date	Mar 13, 2029	May 15, 2029	Sept 11, 2029
Expected option life (years)	4.50	4.50	4.50
Number of options granted	120,750	967,400	114,000